Schedule of Investments (unaudited)	iShares® MSCI China A ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
AECC Aero-Engine Control Co. Ltd., Class A	51,698	$146,274
AECC Aviation Power Co. Ltd., Class A	120,898	582,655
Avicopter PLC, Class A	34,499	178,478
Kuang-Chi Technologies Co. Ltd., Class A	86,740	165,352
		1,072,759
Air Freight & Logistics — 0.7%
SF Holding Co. Ltd., Class A	224,115	1,198,464
YTO Express Group Co. Ltd., Class A	154,800	286,508
Yunda Holding Co. Ltd., Class A	120,800	150,065
		1,635,037
Automobile Components — 1.3%
Bethel Automotive Safety Systems Co. Ltd.	17,200	177,400
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	14,497	288,661
Fuyao Glass Industry Group Co. Ltd., Class A	86,000	436,132
Huayu Automotive Systems Co. Ltd., Class A	138,400	330,820
Huizhou Desay Sv Automotive Co. Ltd., Class A	25,900	443,128
Ningbo Joyson Electronic Corp., Class A	69,200	177,845
Ningbo Tuopu Group Co. Ltd., Class A	55,105	485,122
Sailun Group Co. Ltd., Class A	137,600	210,580
Shandong Linglong Tyre Co. Ltd., Class A	69,200	188,771
Shenzhen Kedali Industry Co. Ltd., Class A	17,200	212,920
		2,951,379
Automobiles — 2.7%
AIMA Technology Group Co. Ltd.	34,800	133,204
Anhui Jianghuai Automobile Group Corp. Ltd.(a)	103,200	254,905
BAIC BluePark New Energy Technology Co. Ltd., Class A	240,800	224,930
Beiqi Foton Motor Co. Ltd.(a)	326,800	135,003
BYD Co. Ltd., Class A	82,773	2,691,900
Chongqing Changan Automobile Co. Ltd., Class A	381,038	785,931
Great Wall Motor Co. Ltd., Class A	103,289	413,595
Guangzhou Automobile Group Co. Ltd., Class A	206,400	281,923
SAIC Motor Corp. Ltd., Class A	361,606	715,573
Seres Group Co. Ltd., NVS(a)	68,800	765,330
		6,402,294
Banks — 10.1%
Agricultural Bank of China Ltd., Class A	3,909,400	1,912,108
Bank of Beijing Co. Ltd., Class A	987,400	613,608
Bank of Changsha Co. Ltd., Class A	189,200	189,424
Bank of Chengdu Co. Ltd., Class A	172,077	289,859
Bank of China Ltd., Class A	1,641,600	872,126
Bank of Communications Co. Ltd., Class A	1,808,402	1,386,884
Bank of Hangzhou Co. Ltd., Class A	275,688	401,887
Bank of Jiangsu Co. Ltd., Class A	723,400	680,194
Bank of Nanjing Co. Ltd., Class A	482,880	515,831
Bank of Ningbo Co. Ltd., Class A	296,521	1,009,270
Bank of Shanghai Co. Ltd., Class A	669,369	553,605
Bank of Suzhou Co. Ltd.	172,000	147,181
China Construction Bank Corp., Class A	445,800	380,692
China Everbright Bank Co. Ltd., Class A	2,150,000	869,700
China Merchants Bank Co. Ltd., Class A	947,102	3,971,415
China Minsheng Banking Corp. Ltd., Class A	1,668,480	845,329
China Zheshang Bank Co. Ltd., Class A	1,049,900	364,869
Chongqing Rural Commercial Bank Co. Ltd., Class A	434,130	251,367
CNPC Capital Co. Ltd., NVS	292,400	236,404
Huaxia Bank Co. Ltd., Class A	627,460	478,763
Industrial & Commercial Bank of China Ltd., Class A	2,892,200	1,864,006
Industrial Bank Co. Ltd., Class A	951,547	1,955,502
Security	Shares	Value

Banks (continued)
Ping An Bank Co. Ltd., Class A	894,456	$1,275,086
Postal Savings Bank of China Co. Ltd., Class A	1,327,200	826,285
Shanghai Pudong Development Bank Co. Ltd., Class A	1,367,920	1,271,150
Shanghai Rural Commercial Bank Co. Ltd.	447,200	363,112
		23,525,657
Beverages — 11.1%
Anhui Gujing Distillery Co. Ltd., Class A	18,299	695,101
Anhui Kouzi Distillery Co. Ltd., Class A	25,900	177,154
Anhui Yingjia Distillery Co. Ltd., Class A	34,400	359,470
Beijing Yanjing Brewery Co. Ltd., Class A	120,400	170,585
Chongqing Brewery Co. Ltd., Class A	25,195	269,429
Eastroc Beverage Group Co. Ltd.	13,300	348,039
Hebei Hengshui Laobaigan Liquor Co. Ltd.	34,800	112,800
Jiangsu King’s Luck Brewery JSC Ltd., Class A	51,240	408,324
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	68,800	1,143,427
JiuGui Liquor Co. Ltd., Class A	17,200	179,084
Kweichow Moutai Co. Ltd., Class A	57,689	13,242,017
Luzhou Laojiao Co. Ltd., Class A	68,800	2,008,422
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	37,588	134,845
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	57,101	1,922,235
Shede Spirits Co.Ltd.	17,800	279,327
Sichuan Swellfun Co. Ltd., Class A	28,200	234,884
Tsingtao Brewery Co. Ltd., Class A	34,400	391,794
Wuliangye Yibin Co. Ltd., Class A	178,714	3,796,937
		25,873,874
Biotechnology — 1.5%
Beijing Tiantan Biological Products Corp. Ltd., Class A	68,800	270,535
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	34,437	205,830
BGI Genomics Co. Ltd., Class A	22,800	152,809
Bloomage Biotechnology Corp. Ltd.	26,330	274,300
Chongqing Zhifei Biological Products Co. Ltd., Class A	115,500	986,645
Hualan Biological Engineering Inc., Class A	70,048	223,999
Imeik Technology Development Co. Ltd., Class A	10,600	476,313
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	35,068	219,165
Shanghai RAAS Blood Products Co. Ltd., Class A	275,200	261,926
Shenzhen Kangtai Biological Products Co. Ltd., Class A	46,356	191,573
Walvax Biotechnology Co. Ltd., Class A	68,898	218,605
		3,481,700
Broadline Retail — 0.1%
Zhejiang China Commodities City Group Co. Ltd., Class A	240,800	255,351

Building Products — 0.2%
Beijing New Building Materials PLC, Class A	69,200	230,600
Zhejiang Weixing New Building Materials Co. Ltd., Class A	68,804	154,568
Zhuzhou Kibing Group Co. Ltd., Class A	125,500	136,450
		521,618
Capital Markets — 6.2%
BOC International China Co. Ltd., Class A	120,400	178,837
Caitong Securities Co. Ltd., Class A	206,451	223,377
Changjiang Securities Co. Ltd., Class A	258,400	200,305
China Galaxy Securities Co. Ltd., Class A	206,800	341,761
China Great Wall Securities Co. Ltd., Class A	172,400	196,291
China International Capital Corp. Ltd., Class A	87,200	437,812
China Merchants Securities Co. Ltd., Class A	344,007	662,804
CITIC Securities Co. Ltd., Class A	567,670	1,679,464
CSC Financial Co. Ltd., Class A	189,639	625,052
Dongxing Securities Co. Ltd., Class A	154,839	168,767

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
East Money Information Co. Ltd., Class A	730,339	$1,518,841
Everbright Securities Co. Ltd., Class A	172,400	386,769
First Capital Securities Co. Ltd., Class A	189,200	150,799
Founder Securities Co. Ltd., Class A	395,400	408,438
GF Securities Co. Ltd., Class A	275,600	557,221
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	194,991	174,355
Guolian Securities Co. Ltd., Class A(a)	103,200	151,230
Guosen Securities Co. Ltd., Class A	289,500	379,003
Guotai Junan Securities Co. Ltd., Class A	344,445	693,373
Guoyuan Securities Co. Ltd., Class A	206,844	195,100
Haitong Securities Co. Ltd., Class A	448,800	597,426
Hithink RoyalFlush Information Network Co. Ltd., Class A	25,300	484,295
Huatai Securities Co. Ltd., Class A	328,000	716,451
Huaxi Securities Co. Ltd., Class A	120,800	130,454
Industrial Securities Co. Ltd., Class A	399,108	339,393
Nanjing Securities Co. Ltd., Class A	155,200	170,073
Orient Securities Co. Ltd., Class A	340,221	402,153
SDIC Capital Co. Ltd., Class A	282,200	262,769
Shanxi Securities Co. Ltd., Class A	172,457	132,020
Shenwan Hongyuan Group Co. Ltd., Class A	1,034,400	618,564
Sinolink Securities Co. Ltd., Class A	155,200	193,301
SooChow Securities Co. Ltd., Class A	224,438	245,271
Southwest Securities Co. Ltd., Class A	306,000	170,941
Western Securities Co. Ltd., Class A	207,620	188,356
Zheshang Securities Co. Ltd., Class A	172,427	236,681
Zhongtai Securities Co. Ltd.	310,800	303,210
		14,520,957
Chemicals — 5.9%
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	34,400	133,656
Chengxin Lithium Group Co. Ltd., Class A	35,300	112,992
CNGR Advanced Material Co. Ltd.	34,000	252,075
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	158,840	103,078
Do-Fluoride New Materials Co. Ltd., Class A	51,600	112,487
Ganfeng Lithium Group Co. Ltd., Class A	73,670	444,863
Guangzhou Tinci Materials Technology Co. Ltd., Class A	86,020	326,189
Hangzhou Oxygen Plant Group Co. Ltd., Class A	51,600	232,054
Haohua Chemical Science & Technology Co. Ltd., NVS	34,800	145,788
Hengli Petrochemical Co. Ltd., Class A(a)	327,215	653,327
Hengyi Petrochemical Co. Ltd., Class A(a)	172,876	169,382
Hoshine Silicon Industry Co. Ltd., Class A	34,400	268,275
Huafon Chemical Co. Ltd., Class A	206,400	203,986
Hubei Feilihua Quartz Glass Co. Ltd.	17,200	92,817
Hubei Xingfa Chemicals Group Co. Ltd., Class A	48,900	130,924
Hunan Changyuan Lico Co. Ltd.	84,305	97,946
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	379,200	206,678
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	159,300	147,683
Jiangsu Eastern Shenghong Co. Ltd., Class A	292,400	423,946
Jiangsu Yangnong Chemical Co. Ltd., Class A	23,530	216,513
Jiangsu Yoke Technology Co. Ltd., Class A	17,200	135,354
LB Group Co. Ltd., Class A	103,209	261,801
Luxi Chemical Group Co. Ltd., Class A	86,000	133,044
Ningbo Shanshan Co. Ltd.	103,200	196,900
Ningxia Baofeng Energy Group Co. Ltd., Class A	326,800	642,218
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	240,900	555,874
Rongsheng Petrochemical Co. Ltd., Class A	466,001	723,384
Satellite Chemical Co. Ltd., Class A(a)	146,977	325,573
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	86,860	380,747
Security	Shares	Value

Chemicals (continued)
Shanghai Putailai New Energy Technology Co. Ltd., Class A	95,114	$324,280
Shenzhen Capchem Technology Co. Ltd., Class A	27,820	167,316
Shenzhen Dynanonic Co. Ltd.	16,320	174,941
Shenzhen Senior Technology Co. Ltd., Class A	51,617	108,070
Sichuan Hebang Biotechnology Co. Ltd., Class A	395,600	128,324
Sichuan Yahua Industrial Group Co. Ltd., Class A	52,000	99,820
Sinoma Science & Technology Co. Ltd., Class A	68,800	162,107
Sinopec Shanghai Petrochemical Co. Ltd., Class A(a)	361,631	147,427
Skshu Paint Co. Ltd., Class A(a)	30,504	247,475
Sunresin New Materials Co. Ltd., NVS	27,200	201,463
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	42,080	155,981
Tianqi Lithium Corp., Class A	76,100	570,683
Tongkun Group Co. Ltd., Class A(a)	104,097	204,939
Wanhua Chemical Group Co. Ltd., Class A	144,500	1,746,993
Weihai Guangwei Composites Co. Ltd., Class A	42,152	147,138
Yunnan Energy New Material Co. Ltd., Class A	45,215	413,627
Yunnan Yuntianhua Co. Ltd.	78,200	177,472
Zangge Mining Co. Ltd.	72,200	220,224
Zhejiang Juhua Co. Ltd., Class A	120,800	249,260
Zhejiang Longsheng Group Co. Ltd., Class A	155,200	188,190
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	138,400	110,334
		13,775,618
Commercial Services & Supplies — 0.1%
Shanghai M&G Stationery Inc., Class A	34,400	181,645
Zhejiang Weiming Environment Protection Co. Ltd., Class A	69,153	169,056
		350,701
Communications Equipment — 0.8%
Guangzhou Haige Communications Group Inc. Co., Class A	103,200	163,338
Hengtong Optic-Electric Co. Ltd., Class A	109,100	196,057
Suzhou TFC Optical Communication Co. Ltd.	17,200	166,813
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	34,800	126,184
Yealink Network Technology Corp. Ltd., Class A	51,677	234,977
Zhongji Innolight Co. Ltd., Class A	34,888	418,898
ZTE Corp., Class A	180,300	642,509
		1,948,776
Construction & Engineering — 1.9%
China Energy Engineering Corp. Ltd.	1,548,900	460,082
China National Chemical Engineering Co. Ltd., Class A	275,210	262,526
China Railway Group Ltd., Class A	946,000	779,680
China State Construction Engineering Corp. Ltd., Class A	1,926,400	1,358,856
Metallurgical Corp. of China Ltd., Class A	827,600	373,236
Power Construction Corp. of China Ltd., Class A	791,200	567,031
Shanghai Construction Group Co. Ltd., Class A	465,600	166,866
Sichuan Road & Bridge Co. Ltd., Class A	322,500	338,750
Sinoma International Engineering Co.	121,200	162,889
		4,469,916
Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., Class A	189,600	624,936
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	51,600	175,078
China Jushi Co. Ltd., Class A	189,550	298,992
Tangshan Jidong Cement Co. Ltd., Class A	137,600	134,083
		1,233,089
Consumer Staples Distribution & Retail — 0.2%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	53,431	173,340
Yifeng Pharmacy Chain Co. Ltd., Class A	51,383	229,410

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Yonghui Superstores Co. Ltd., Class A(a)	429,000	$179,998
		582,748
Containers & Packaging — 0.1%
Shenzhen YUTO Packaging Technology Co. Ltd.	34,400	123,077

Distributors — 0.1%
Wuchan Zhongda Group Co. Ltd., Class A	241,214	150,210

Diversified Consumer Services — 0.1%
Offcn Education Technology Co. Ltd., Class A(a)	282,700	152,189

Electrical Equipment — 5.7%
Beijing Easpring Material Technology Co. Ltd., Class A	17,200	103,365
China XD Electric Co. Ltd., NVS	223,600	140,824
Contemporary Amperex Technology Co. Ltd., Class A	203,091	5,139,780
Dajin Heavy Industry Co. Ltd.	34,400	129,868
Dongfang Electric Corp. Ltd., Class A	120,890	245,462
Eve Energy Co. Ltd., Class A	87,182	551,142
Fangda Carbon New Material Co. Ltd., Class A(a)	172,428	138,610
Farasis Energy Gan Zhou Co. Ltd., NVS	68,800	165,153
Ginlong Technologies Co. Ltd., Class A	21,300	194,765
Goldwind Science & Technology Co Ltd., Class A	156,451	187,492
Gongniu Group Co. Ltd.	17,200	247,748
Gotion High-tech Co. Ltd., Class A(a)	70,300	218,132
Guangzhou Great Power Energy & Technology Co. Ltd.	17,200	72,273
Hongfa Technology Co. Ltd., Class A	25,000	98,874
Hoymiles Power Electronics Inc., NVS	4,609	140,677
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	9,472	150,787
Jiangsu Zhongtian Technology Co. Ltd., Class A	155,200	296,253
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	68,800	112,259
Ming Yang Smart Energy Group Ltd., Class A	100,600	191,669
NARI Technology Co. Ltd., Class A	361,588	1,112,717
Ningbo Orient Wires & Cables Co. Ltd.	34,400	197,402
Ningbo Ronbay New Energy Technology Co. Ltd.	24,541	148,166
Pylon Technologies Co. Ltd., NVS	9,825	152,466
Shanghai Electric Group Co. Ltd., Class A(a)	603,650	365,219
Shanghai Moons’ Electric Co. Ltd.	17,200	154,511
Shenzhen Kstar Science & Technology Co. Ltd.	20,500	72,878
Sieyuan Electric Co. Ltd.	35,200	236,452
Sungrow Power Supply Co. Ltd., Class A	73,100	839,591
Sunwoda Electronic Co. Ltd., Class A	86,099	189,003
Suzhou Maxwell Technologies Co. Ltd., Class A	16,256	267,522
TBEA Co. Ltd., Class A	224,120	427,491
Titan Wind Energy Suzhou Co. Ltd., Class A(a)	86,800	157,784
Zhefu Holding Group Co. Ltd., Class A	246,000	123,989
Zhejiang Chint Electrics Co. Ltd., Class A	103,200	325,009
		13,295,333
Electronic Equipment, Instruments & Components — 4.8%
Accelink Technologies Co. Ltd., Class A	34,400	126,339
Avary Holding Shenzhen Co. Ltd., Class A	77,800	227,222
BOE Technology Group Co. Ltd., Class A	1,706,028	911,388
Chaozhou Three-Circle Group Co. Ltd., Class A	86,400	363,617
China Railway Signal & Communication Corp. Ltd., Class A	316,381	202,430
China Zhenhua Group Science & Technology Co. Ltd., Class A	24,300	221,569
Eoptolink Technology Inc.Ltd.	34,400	147,863
Everdisplay Optronics Shanghai Co. Ltd.(a)	516,000	184,191
Foxconn Industrial Internet Co. Ltd., Class A	447,206	898,063
GoerTek Inc., Class A	155,604	382,879
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	35,067	$200,759
Hengdian Group DMEGC Magnetics Co. Ltd.	68,800	136,531
Huagong Tech Co. Ltd., Class A	51,800	199,510
Lens Technology Co. Ltd., Class A	224,000	398,836
Lingyi iTech Guangdong Co., Class A	311,600	258,149
Luxshare Precision Industry Co. Ltd., Class A	328,068	1,468,189
Maxscend Microelectronics Co. Ltd., Class A	24,456	502,878
Raytron Technology Co. Ltd., Class A	25,496	163,638
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	7,914	258,263
Shengyi Technology Co. Ltd., Class A	103,682	248,475
Shennan Circuits Co. Ltd., Class A	26,867	254,729
Shenzhen Kaifa Technology Co. Ltd., Class A	68,800	161,299
Shenzhen SED Industry Co. Ltd., NVS	52,000	136,261
Shenzhen Sunlord Electronics Co. Ltd., Class A	35,300	140,426
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	75,700	193,221
TCL Technology Group Corp., Class A(a)	843,881	452,259
Tianma Microelectronics Co. Ltd., Class A(a)	121,200	161,841
Unisplendour Corp. Ltd., Class A(a)	123,491	330,259
Universal Scientific Industrial Shanghai Co. Ltd., Class A	86,100	170,443
Westone Information Industry Inc., Class A	37,500	112,678
Wingtech Technology Co. Ltd., Class A(a)	57,511	390,165
Wuhan Guide Infrared Co. Ltd., Class A	172,004	185,708
WUS Printed Circuit Kunshan Co. Ltd., Class A	86,090	229,765
Xiamen Faratronic Co. Ltd.	15,800	214,886
Zhejiang Dahua Technology Co. Ltd., Class A	157,300	437,614
Zhejiang Supcon Technology Co. Ltd.	34,580	205,649
		11,277,992
Energy Equipment & Services — 0.2%
Offshore Oil Engineering Co. Ltd., Class A	190,868	161,622
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	51,685	201,420
		363,042
Entertainment — 0.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	103,293	291,204
Beijing Enlight Media Co. Ltd., Class A	137,600	146,653
China Film Co. Ltd., Class A(a)	86,000	140,037
G-Bits Network Technology Xiamen Co. Ltd., Class A	3,400	123,175
Giant Network Group Co. Ltd., Class A	86,100	138,489
Kingnet Network Co. Ltd.	103,200	150,392
Kunlun Tech Co. Ltd., Class A(a)	51,800	222,172
Mango Excellent Media Co. Ltd., Class A	88,180	303,780
Perfect World Co. Ltd., Class A	86,052	140,772
Wanda Film Holding Co. Ltd., Class A(a)	105,200	179,060
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	327,682	261,524
		2,097,258
Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	412,801	187,352

Food Products — 3.3%
Angel Yeast Co. Ltd., Class A	38,296	182,498
Anjoy Foods Group Co. Ltd., Class A	17,500	308,062
Beijing Dabeinong Technology Group Co. Ltd., Class A	189,600	180,500
Chongqing Fuling Zhacai Group Co. Ltd., Class A	47,300	99,551
Foshan Haitian Flavouring & Food Co. Ltd., Class A	206,479	1,059,130
Fujian Sunner Development Co. Ltd., Class A	51,600	126,490
Guangdong Haid Group Co. Ltd., Class A	68,899	422,717
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	51,800	175,659

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Heilongjiang Agriculture Co. Ltd., Class A	86,400	$149,948
Henan Shuanghui Investment & Development Co. Ltd., Class A	155,200	553,649
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	293,200	1,095,513
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A(a)	33,562	153,646
Juewei Food Co. Ltd., Class A	34,400	165,543
Meihua Holdings Group Co. Ltd.	139,700	180,834
Muyuan Foods Co. Ltd., Class A	241,219	1,239,807
New Hope Liuhe Co. Ltd., Class A(a)	220,600	305,113
Wens Foodstuffs Group Co. Ltd., Class A	294,046	752,675
Yihai Kerry Arawana Holdings Co. Ltd., Class A	69,600	331,732
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	68,800	154,421
		7,637,488
Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	121,600	286,025

Ground Transportation — 0.7%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,517,200	1,033,655
Daqin Railway Co. Ltd., Class A	705,200	692,484
		1,726,139
Health Care Equipment & Supplies — 1.4%
Autobio Diagnostics Co. Ltd., Class A	18,200	110,215
iRay Technology Co. Ltd.	5,716	173,954
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	52,000	238,327
Lepu Medical Technology Beijing Co. Ltd., Class A	86,400	202,868
Ovctek China Inc., Class A	35,680	122,630
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	56,734	2,210,101
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	34,400	319,572
		3,377,667
Health Care Providers & Services — 1.4%
Aier Eye Hospital Group Co. Ltd., Class A	431,781	1,075,934
China Meheco Co. Ltd., Class A	74,920	122,018
China National Medicines Corp. Ltd., Class A	34,800	136,406
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	69,200	280,995
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	28,197	237,834
Huadong Medicine Co. Ltd., Class A	86,425	506,056
Jointown Pharmaceutical Group Co. Ltd., Class A	172,591	167,363
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	172,360	144,821
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	120,809	296,666
Topchoice Medical Corp., Class A(a)	17,200	210,054
		3,178,147
Hotels, Restaurants & Leisure — 0.2%
BTG Hotels Group Co. Ltd., Class A(a)	51,600	117,409
Shanghai Jinjiang International Hotels Co. Ltd., Class A	40,400	180,786
Songcheng Performance Development Co. Ltd., Class A	120,472	180,309
		478,504
Household Durables — 1.3%
Beijing Roborock Technology Co. Ltd., Class A	7,165	308,692
Ecovacs Robotics Co. Ltd., Class A	18,200	107,082
Gree Electric Appliances Inc. of Zhuhai, Class A	124,300	574,605
Haier Smart Home Co. Ltd., Class A	293,200	887,890
Hang Zhou Great Star Industrial Co. Ltd., Class A	51,600	139,335
Hangzhou Robam Appliances Co. Ltd., Class A	34,464	108,369
Security	Shares	Value

Household Durables (continued)
Hisense Visual Technology Co. Ltd.	51,600	$163,667
Jason Furniture Hangzhou Co. Ltd., Class A	34,420	173,657
Oppein Home Group Inc., Class A	26,083	309,339
Zhejiang Supor Co. Ltd., Class A	21,098	144,189
		2,916,825
Independent Power and Renewable Electricity Producers — 3.8%
CECEP Solar Energy Co. Ltd., Class A	175,900	137,556
CECEP Wind Power Corp, Class A	317,040	136,952
China National Nuclear Power Co. Ltd., Class A	877,247	886,887
China Three Gorges Renewables Group Co. Ltd., Class A	1,307,200	854,947
China Yangtze Power Co. Ltd., Class A	1,118,088	3,437,776
Datang International Power Generation Co. Ltd.	481,600	169,929
GD Power Development Co. Ltd., Class A	825,600	409,333
Huadian Power International Corp. Ltd., Class A	395,600	264,545
Huaneng Power International Inc., Class A(a)	414,000	429,089
SDIC Power Holdings Co. Ltd., Class A	344,000	571,584
Shanghai Electric Power Co. Ltd., Class A	137,600	163,816
Shenergy Co. Ltd., Class A	242,200	194,365
Shenzhen Energy Group Co. Ltd., Class A	224,006	188,554
Sichuan Chuantou Energy Co. Ltd., Class A	206,400	413,508
Wintime Energy Group Co. Ltd., NVS(a)	1,059,200	197,746
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	514,000	319,220
		8,775,807
Industrial Conglomerates — 0.1%
China Baoan Group Co. Ltd., Class A	120,800	170,074

Insurance — 2.4%
China Life Insurance Co. Ltd., Class A	121,200	554,771
China Pacific Insurance Group Co. Ltd., Class A	309,616	1,169,943
New China Life Insurance Co. Ltd., Class A	104,000	473,700
People’s Insurance Co. Group of China Ltd. (The), Class A	448,500	326,314
Ping An Insurance Group Co. of China Ltd., Class A	488,623	3,025,916
		5,550,644
IT Services — 0.1%
DHC Software Co. Ltd., Class A	137,600	118,177
Isoftstone Information Technology Group Co. Ltd., NVS	34,450	167,897
		286,074
Life Sciences Tools & Services — 0.8%
Hangzhou Tigermed Consulting Co. Ltd., Class A	22,204	201,903
Pharmaron Beijing Co. Ltd., Class A	62,150	281,691
WuXi AppTec Co.Ltd., Class A	121,348	1,429,957
		1,913,551
Machinery — 2.7%
China CSSC Holdings Ltd., Class A	206,400	727,840
CRRC Corp. Ltd., Class A	1,134,590	825,913
FAW Jiefang Group Co. Ltd., Class A(a)	137,600	172,808
Jiangsu Hengli Hydraulic Co. Ltd., Class A	51,624	395,982
Keda Industrial Group Co. Ltd.	86,000	127,652
Ningbo Deye Technology Co. Ltd., NVS	17,260	162,752
North Industries Group Red Arrow Co. Ltd., Class A	60,100	116,792
Riyue Heavy Industry Co. Ltd., Class A	37,082	71,113
Sany Heavy Industry Co. Ltd., Class A	379,250	747,383
Shandong Himile Mechanical Science & Technology Co. Ltd.	34,400	150,724
Shenzhen Inovance Technology Co. Ltd., Class A	51,611	425,205
Shuangliang Eco-Energy Systems Co. Ltd.	86,100	109,830
Weichai Power Co. Ltd., Class A	309,600	586,441
XCMG Construction Machinery Co. Ltd., Class A	534,000	416,834
Yutong Bus Co. Ltd., Class A	103,200	191,768

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Zhejiang Dingli Machinery Co. Ltd., Class A	17,698	$131,361
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	86,100	314,072
Zhuzhou CRRC Times Electric Co. Ltd., NVS	40,369	212,984
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	328,350	287,168
		6,174,622
Marine Transportation — 0.3%
COSCO Shipping Holdings Co. Ltd., Class A	588,250	783,418

Media — 0.5%
Focus Media Information Technology Co. Ltd., Class A	656,460	618,477
Jiangsu Phoenix Publishing & Media Corp. Ltd.	120,400	157,584
Oriental Pearl Group Co. Ltd., Class A	154,800	155,734
People.cn Co. Ltd.	51,600	227,696
		1,159,491
Metals & Mining — 4.7%
Aluminum Corp. of China Ltd., Class A	603,116	509,395
Anhui Honglu Steel Construction Group Co. Ltd., Class A	23,530	80,561
Baoshan Iron & Steel Co. Ltd., Class A	1,017,670	867,661
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	68,800	138,023
China Minmetals Rare Earth Co. Ltd., Class A	51,600	210,868
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	164,100	467,314
CMOC Group Ltd., Class A	810,400	612,423
GEM Co. Ltd., Class A	225,296	179,927
Guangdong HEC Technology Holding Co. Ltd., Class A	137,600	133,406
Henan Shenhuo Coal & Power Co. Ltd.	103,200	231,212
Hesteel Co. Ltd., Class A	499,400	152,391
Huaibei Mining Holdings Co. Ltd.	120,400	240,533
Hunan Valin Steel Co. Ltd., Class A	312,540	248,176
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	2,068,800	456,822
Jiangxi Copper Co. Ltd., Class A	86,400	215,828
Jinduicheng Molybdenum Co. Ltd., Class A	138,200	189,072
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	430,000	204,646
Shandong Gold Mining Co. Ltd., Class A	172,428	557,992
Shandong Nanshan Aluminum Co. Ltd., Class A	568,800	240,241
Shanxi Meijin Energy Co. Ltd., Class A(a)	189,600	181,186
Shanxi Taigang Stainless Steel Co. Ltd., Class A	292,800	155,994
Shenghe Resources Holding Co. Ltd., Class A	81,100	118,168
Sinomine Resource Group Co. Ltd., Class A	34,692	176,767
Tianshan Aluminum Group Co. Ltd., Class A	209,300	184,762
Tongling Nonferrous Metals Group Co. Ltd., Class A	493,300	208,830
Western Mining Co. Ltd., Class A	103,200	176,829
Western Superconducting Technologies Co. Ltd., Class A	35,991	224,748
Xiamen Tungsten Co. Ltd., Class A	69,298	160,067
Yintai Gold Co. Ltd., Class A	132,920	245,098
YongXing Special Materials Technology Co. Ltd., Class A	26,740	182,275
Yunnan Aluminium Co. Ltd., Class A	154,800	293,286
Yunnan Chihong Zinc&Germanium Co. Ltd.	223,600	157,606
Yunnan Tin Co. Ltd., Class A	68,800	132,457
Zhejiang Huayou Cobalt Co. Ltd., Class A	73,512	368,749
Zhongjin Gold Corp. Ltd., Class A	225,000	333,386
Zijin Mining Group Co. Ltd., Class A	947,600	1,601,834
		10,838,533
Oil, Gas & Consumable Fuels — 3.0%
China Merchants Energy Shipping Co. Ltd., Class A	365,800	320,344
China Petroleum & Chemical Corp., Class A	1,462,243	1,088,126
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
China Shenhua Energy Co. Ltd., Class A	292,899	$1,208,911
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	154,849	304,134
Guanghui Energy Co. Ltd., Class A	310,783	317,989
Inner Mongolia Dian Tou Energy Corp. Ltd.	103,200	191,342
Jizhong Energy Resources Co. Ltd.	172,000	150,471
PetroChina Co. Ltd., Class A	993,700	964,740
Shaanxi Coal Industry Co. Ltd., Class A	448,801	1,102,771
Shan Xi Hua Yang Group New Energy Co. Ltd.	154,800	170,129
Shanxi Coking Coal Energy Group Co. Ltd., Class A	258,060	304,208
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	138,000	357,818
Yankuang Energy Group Co. Ltd., Class A	183,450	488,386
		6,969,369
Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	138,000	233,779

Passenger Airlines — 1.1%
Air China Ltd., Class A(a)	533,200	582,794
China Eastern Airlines Corp. Ltd., Class A(a)	794,800	472,069
China Southern Airlines Co. Ltd., Class A(a)	519,224	436,863
Hainan Airlines Holding Co. Ltd., Class A(a)	2,012,800	400,416
Juneyao Airlines Co. Ltd., Class A(a)	103,200	205,082
Spring Airlines Co. Ltd., Class A(a)	51,800	386,460
		2,483,684
Personal Care Products — 0.2%
By-health Co. Ltd., Class A	69,200	172,683
Yunnan Botanee Bio-Technology Group Co. Ltd.	18,000	193,455
		366,138
Pharmaceuticals — 3.6%
Apeloa Pharmaceutical Co. Ltd., Class A	52,000	122,152
Asymchem Laboratories Tianjin Co. Ltd., Class A	17,480	359,525
Beijing Tongrentang Co. Ltd., Class A	62,100	434,342
Betta Pharmaceuticals Co. Ltd., Class A	17,212	142,682
Changchun High & New Technology Industry Group Inc., Class A	18,940	401,775
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	51,600	303,174
Chongqing Taiji Industry Group Co. Ltd.(a)	17,200	97,474
Dong-E-E-Jiao Co. Ltd., Class A	34,400	217,504
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	34,400	127,021
Humanwell Healthcare Group Co. Ltd., Class A	68,800	219,227
Jiangsu Hengrui Medicine Co. Ltd., Class A	293,642	1,916,404
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	51,600	184,826
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	86,400	139,552
Livzon Pharmaceutical Group Inc., Class A	34,400	164,026
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	58,000	99,971
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	54,627	129,073
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	86,063	333,587
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	51,000	226,276
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	69,260	209,705
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	69,200	259,058
Yunnan Baiyao Group Co. Ltd., Class A	86,060	595,982
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	28,999	989,079
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	69,604	153,390
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	35,100	142,167

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zhejiang NHU Co. Ltd., Class A	138,768	$305,809
		8,273,781
Real Estate Management & Development — 1.5%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	416,300	625,854
China Vanke Co. Ltd., Class A	454,000	699,910
Gemdale Corp., Class A	206,818	145,467
Greenland Holdings Corp. Ltd., Class A(a)	531,000	184,437
Hainan Airport Infrastructure Co. Ltd., NVS(a)	514,000	266,850
Hangzhou Binjiang Real Estate Group Co. Ltd.	137,600	156,965
Poly Developments and Holdings Group Co. Ltd., Class A	551,931	827,880
Seazen Holdings Co. Ltd., Class A(a)	103,266	167,134
Shanghai Lingang Holdings Corp. Ltd., Class A	103,623	151,474
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	380,056	187,198
Youngor Group Co. Ltd., Class A	206,494	189,923
		3,603,092
Semiconductors & Semiconductor Equipment — 6.3%
3peak Inc.	5,986	131,364
Advanced Micro-Fabrication Equipment Inc., Class A	27,738	647,538
Amlogic Shanghai Co. Ltd.(a)	22,347	182,992
ASR Microelectronics Co. Ltd.(a)	19,327	171,701
Cambricon Technologies Corp. Ltd.(a)	22,992	338,220
China Resources Microelectronics Ltd.	62,819	455,262
Flat Glass Group Co. Ltd., Class A	69,200	243,558
GalaxyCore Inc., NVS	70,689	177,373
GigaDevice Semiconductor Inc., Class A	34,957	510,285
Hangzhou Chang Chuan Technology Co. Ltd.	17,200	95,729
Hangzhou First Applied Material Co. Ltd., Class A	81,610	284,194
Hangzhou Lion Electronics Co. Ltd.	34,400	150,824
Hangzhou Silan Microelectronics Co. Ltd., Class A	51,600	170,761
Hoyuan Green Energy Co. Ltd., Class A	31,565	160,653
Ingenic Semiconductor Co. Ltd., Class A	30,400	305,990
JA Solar Technology Co. Ltd., Class A	151,580	462,810
JCET Group Co. Ltd., Class A	70,000	294,435
Jiangsu Pacific Quartz Co. Ltd., NVS	17,700	221,778
Jinko Solar Co. Ltd.	309,784	400,560
LONGi Green Energy Technology Co. Ltd., Class A	341,646	1,123,928
Montage Technology Co. Ltd., Class A	58,945	442,884
National Silicon Industry Group Co. Ltd., Class A(a)	103,600	256,223
NAURA Technology Group Co. Ltd., Class A	24,700	863,388
Piotech Inc., NVS	9,807	337,710
Risen Energy Co. Ltd.	53,100	128,509
Rockchip Electronics Co. Ltd.	17,800	158,074
Sanan Optoelectronics Co. Ltd., Class A	225,000	456,410
SG Micro Corp., Class A	22,095	270,026
Shanghai Aiko Solar Energy Co. Ltd.	75,200	200,831
Shanghai Fudan Microelectronics Group Co. Ltd.	31,017	204,687
Shenzhen SC New Energy Technology Corp., Class A	17,200	171,106
StarPower Semiconductor Ltd., Class A	10,000	234,617
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	182,123	458,272
Tianshui Huatian Technology Co. Ltd., Class A	120,900	147,166
TongFu Microelectronics Co. Ltd., Class A	70,800	198,120
Tongwei Co. Ltd., Class A	209,493	779,926
Trina Solar Co. Ltd.	106,189	432,161
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	41,879	430,338
Verisilicon Microelectronics Shanghai Co. Ltd.(a)	26,754	194,580
Will Semiconductor Co. Ltd. Shanghai, Class A	51,655	776,760
Wuxi Autowell Technology Co. Ltd.	8,456	157,447
Xinjiang Daqo New Energy Co. Ltd.	83,262	405,255

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Yangzhou Yangjie Electronic Technology Co. Ltd.	17,400	$90,043
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	51,601	305,838
		14,630,326
Software — 1.8%
360 Security Technology Inc., Class A(a)	328,400	402,178
Beijing E-Hualu Information Technology Co. Ltd., Class A(a)	34,800	137,569
Beijing Kingsoft Office Software Inc., Class A	20,931	820,548
Beijing Shiji Information Technology Co. Ltd., Class A(a)	110,195	158,416
China National Software & Service Co. Ltd., Class A	34,420	161,268
Hundsun Technologies Inc., Class A	86,782	368,318
Iflytek Co. Ltd., Class A	103,250	641,897
NavInfo Co. Ltd., Class A(a)	103,200	140,685
Qi An Xin Technology Group Inc.(a)	37,413	235,205
Sangfor Technologies Inc., Class A(a)	21,500	245,820
Shanghai Baosight Software Co. Ltd., Class A	72,188	419,541
Thunder Software Technology Co. Ltd., Class A	23,000	220,261
Yonyou Network Technology Co. Ltd., Class A	155,649	347,463
		4,299,169
Specialty Retail — 0.6%
China Tourism Group Duty Free Corp. Ltd., Class A	90,841	1,171,019
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	189,506	167,786
		1,338,805
Technology Hardware, Storage & Peripherals — 0.8%
Anker Innovations Technology Co. Ltd.	17,200	219,579
China Greatwall Technology Group Co. Ltd., Class A	138,100	206,835
GRG Banking Equipment Co. Ltd., Class A	103,200	164,136
Inspur Electronic Information Industry Co. Ltd., Class A	65,560	262,422
Ninestar Corp., Class A	68,810	230,049
Shenzhen Transsion Holding Co. Ltd., Class A	37,357	684,218
		1,767,239
Trading Companies & Distributors — 0.3%
Beijing United Information Technology Co. Ltd., Class A	28,694	147,222
COSCO SHIPPING Development Co. Ltd., Class A	482,400	151,123
Shanxi Coal International Energy Group Co. Ltd.	86,100	191,211
Sichuan New Energy Power Co. Ltd., Class A(a)	61,300	97,877
Xiamen C & D Inc., Class A	137,600	183,254
		770,687
Transportation Infrastructure — 0.4%
Guangzhou Baiyun International Airport Co. Ltd., Class A(a)	104,200	150,343
Liaoning Port Co. Ltd., Class A	997,600	205,158
Shanghai International Airport Co. Ltd., Class A(a)	51,622	261,738
Shanghai International Port Group Co. Ltd., Class A	328,400	223,708
		840,947
Wireless Telecommunication Services — 0.4%
China United Network Communications Ltd., Class A	1,479,300	898,553

Total Common Stocks — 99.7%
(Cost: $209,169,056)		231,976,505

Rights

Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)	30,064	—

Total Rights — 0.0%
(Cost: $0)		—
Total Long-Term Investments — 99.7%
(Cost: $209,169,056)		231,976,505

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(b)(c)	210,000	$210,000

Total Short-Term Securities — 0.1%
(Cost: $210,000)		210,000

Total Investments — 99.8%
(Cost: $209,379,056)		232,186,505

Other Assets Less Liabilities — 0.2%		542,428

Net Assets — 100.0%		$232,728,933

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$870,000	$—	$(660,000	)(a)	$—	$—	$210,000	210,000	$21,120	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50	54	11/29/23	$648	$5,554

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,708,453	$223,268,052	$—	$231,976,505
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	210,000	—	—	210,000
	$8,918,453	$223,268,052	$—	$232,186,505
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$5,554	$—	$5,554

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

JSC	Joint Stock Company
NVS	Non-Voting Shares